CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	$ 4,444,972	$ 1,583,284	$ 842,923
Accounts receivable, net of allowances	5,971,786	3,312,051	4,783,327
Inventories	767,432	133,539	162,418
Advance taxes	41,452	41,452	119,834
Deferred income taxes			25,345
Dues from related parties	239,947		3,114,572
Prepaid expenses and other current assets	3,097,845	1,474,838	2,054,462
Total current assets	14,563,434	6,545,164	11,102,881
Goodwill	952,836	410,454	6,146,720
Property, plant and equipment, net	8,021,606	1,231,761	1,748,436
Intangible assets	3,880,957
Investments in affiliates	6,303,315	6,428,800	8,443,181
Investments-others	766,060	877,863	810,890
Deferred income taxes	180,929		4,075,461
Restricted cash	182,619	1,919,404	2,169,939
Other non-current assets	246,863	748,623	872,184
Total assets	35,098,619	18,162,069	35,369,692
Current liabilities:
Short term borrowings and current portion of long term debt	764,871	901,343	1,389,041
Trade payables	998,560	1,311,963	1,839,405
Accrued expenses	1,316,012	349,149	461,259
Notes payable	3,485,254	3,920,000	4,120,000
Taxes payable	3,085,107
Other taxes payable	1,764,816
Dues to related parties	310,643		149,087
Deferred tax liabilities	135,980
Other current liabilities	1,091,603	94,892	149,942
Total current liabilities	12,952,846	6,577,347	8,108,734
Deferred income taxes	713,897
Other non-current liabilities	4,270,023	1,209,479	1,107,498
Total liabilities	17,936,766	7,786,826	9,216,232
Shares potentially subject to rescission rights (4,868,590 shares issued and outstanding)	3,082,384	3,082,384
Stockholders' equity:
Common stock — $0001 par value; 75,000,000 shares authorized; 14,890,181 issued and outstanding at March 31, 2011 and 12,989,207 issued and outstanding at March 31, 2010	4,760	1,490	1,300
Additional paid-in capital	48,887,101	38,860,319	36,805,724
Accumulated other comprehensive income	(2,625,115)	(2,502,596)	(2,578,405)
Retained earnings (Deficit)	(33,252,738)	(29,692,907)	(9,452,000)
Total equity attributable to the parent	13,014,008	6,666,306	24,776,419
Non-controlling interest	1,065,461	626,553	1,376,841
Total stockholders’ equity	14,079,469	7,292,859	26,153,460
Total liabilities and stockholders' equity	$ 35,098,619	$ 18,162,069	$ 35,369,692